Summary of Significant Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Deferred tax assets	$ 981	$ 1,364
Deferred tax liabilities	981	1,364
Deferred tax liabilities, net	981	1,364
Deferred tax assets (liabilities), net
Operating Losses Carried Forward [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	205	46
Intangible Asset [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	776	1,318
Accounts Receivable Related Temporary Differences [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities	375	0
Payable and Accrued Liabilities [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities	7	126
Property, Plant and Equipment [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities	47	49
Deferred Revenues [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities	492	1,073
Other temporary differences [member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities	$ 60	$ 116